UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7606

        Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Connecticut Premium Income Municipal Fund (NTC) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.8% (1.9% of Total Investments)
$ 600	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	$611,502
	5.500%, 5/15/41
1,565	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,603,859
	Series 2002, 5.375%, 5/15/33

2,165	Total Consumer Staples			2,215,361

	Education and Civic Organizations – 32.2% (21.5% of Total Investments)
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	AAA	970,390
	Series 2003B, 5.000%, 7/01/33 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/07 at 102.00	AAA	1,045,370
	Series 1997C-1, 5.500%, 7/01/20 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	1,089,260
	University System, Series 2003F, 5.000%, 11/01/13 – FSA Insured
2,115	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	2,303,912
	University System, Series 2005H, 5.000%, 11/01/17 – FSA Insured
725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	761,069
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	469,062
	Series 2001B, 5.000%, 3/01/32 – FSA Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell	7/09 at 101.00	Aaa	802,073
	Memorial Hall, Series 1999A, 5.625%, 7/01/29 – MBIA Insured
640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/06 at 101.00	AAA	650,502
	Series 1996C, 5.500%, 7/01/16 – MBIA Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	903,008
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	523,550
	Series 2001G, 5.000%, 7/01/31 – AMBAC Insured
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	AAA	1,473,148
	Series 2004H, 5.000%, 7/01/21 – MBIA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	2,107,680
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,561,740
	Series 2002W, 5.125%, 7/01/27
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	1,569,270
	Series 2003X-1, 5.000%, 7/01/42
	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan
	Program, Series 1996A:
675	5.800%, 11/15/14 – AMBAC Insured (Alternative Minimum Tax)	11/06 at 102.00	AAA	677,983
425	5.875%, 11/15/17 – AMBAC Insured (Alternative Minimum Tax)	11/06 at 102.00	AAA	426,942
335	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/09 at 102.00	AAA	336,136
	Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
860	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	901,607
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 – MBIA	2/13 at 100.00	AAA	1,183,204
	Insured
	University of Connecticut, General Obligation Bonds, Series 2004A:
1,000	5.000%, 1/15/18 – MBIA Insured	1/14 at 100.00	AAA	1,076,430
2,000	5.000%, 1/15/19 – MBIA Insured	1/14 at 100.00	AAA	2,147,240
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – FSA Insured	2/15 at 100.00	AAA	1,324,908
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/19 –	11/12 at 101.00	AAA	1,094,170
	FGIC Insured
23,895	Total Education and Civic Organizations			25,398,654

	Health Care – 9.9% (6.6% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	540,540
	Series 2002B, 5.500%, 7/01/21 – RAAI Insured
695	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/10 at 101.00	AA	756,431
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	843,928
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	523,920
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	2,086,860
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured
3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex	7/07 at 101.00	Aaa	3,078,688
	Health Services, Series 1997H, 5.125%, 7/01/27 – MBIA Insured

7,495	Total Health Care			7,830,367

	Housing/Multifamily – 3.8% (2.5% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2,	12/09 at 100.00	AAA	1,039,920
	6.200%, 11/15/41 (Alternative Minimum Tax)
1,855	Willimantic Housing Authority, Connecticut, GNMA Collateralized Multifamily Housing Mortgage	4/06 at 105.00	AAA	1,950,458
	Revenue Bonds, Village Heights Apartments, Series 1995A, 8.000%, 10/20/30

2,855	Total Housing/Multifamily			2,990,378

	Housing/Single Family – 1.8% (1.2% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,022,190
	5.300%, 11/15/33 (Alternative Minimum Tax)
	Connecticut Housing Finance Authority, Subordinate Lien Single Family Housing Mortgage Finance
	Program Bonds, Series 2006A-1:
205	4.700%, 11/15/26 (WI/DD, Settling 3/02/06) (Alternative Minimum Tax)	11/15 at 100.00	AAA	206,019
220	4.800%, 11/15/31 (WI/DD, Settling 3/02/06) (Alternative Minimum Tax)	11/15 at 100.00	AAA	221,089

1,425	Total Housing/Single Family			1,449,298

	Industrials – 2.3% (1.5% of Total Investments)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	1,811,460
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 7.2% (4.8% of Total Investments)
750	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	772,140
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
615	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/09 at 102.00	AA	655,934
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
800	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer’s	8/06 at 100.00	N/R	804,904
	Resource Center of Connecticut Inc., Series 1994A, 7.000%, 8/15/09
	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
1,000	5.250%, 8/01/19 – RAAI Insured	2/10 at 102.00	AA	1,051,420
1,000	5.375%, 8/01/24 – RAAI Insured	2/10 at 102.00	AA	1,052,970
1,300	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds,	8/08 at 102.00	AAA	1,345,474
	Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38

5,465	Total Long-Term Care			5,682,842

	Tax Obligation/General – 30.9% (20.7% of Total Investments)
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 – FSA Insured	9/13 at 100.00	AAA	1,084,920
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	550,905
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 –	8/12 at 100.00	Aaa	816,008
	FGIC Insured
1,900	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.700%, 10/15/10	4/06 at 102.00	BBB	1,941,458
1,110	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AAA	1,183,282
820	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 – MBIA Insured	No Opt. Call	AAA	891,274
2,000	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24 (WI/DD, Settling 3/09/06)	12/16 at 100.00	AA	2,104,360
1,385	Danbury, Connecticut, General Obligation Bonds, Series 2004, 5.000%, 8/01/14 – FGIC Insured	No Opt. Call	AAA	1,508,514
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – FSA Insured	8/15 at 100.00	AAA	835,651
525	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	529,631
500	Hartford, Connecticut, General Obligation Bonds, Series 2005C, 5.000%, 9/01/17 – MBIA Insured	No Opt. Call	AAA	551,485
400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	423,064
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	1,746,345
	MBIA Insured
	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,
	Series 2000:
350	5.500%, 3/15/18 – FSA Insured	3/10 at 101.00	Aaa	376,915
350	5.625%, 3/15/19 – FSA Insured	3/10 at 101.00	Aaa	378,546
350	5.700%, 3/15/20 – FSA Insured	3/10 at 101.00	Aaa	379,771
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	Aaa	1,538,187
	3/15/16 – AMBAC Insured
2,105	Stratford, Connecticut, General Obligation Bonds, Series 2002, 4.000%, 2/15/15 – FSA Insured	2/12 at 100.00	AAA	2,136,238
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA	512,514
460	5.000%, 6/15/19	No Opt. Call	AA	511,833
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 – FSA Insured	No Opt. Call	AAA	1,080,410
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	1,644,135
1,630	Westport, Connecticut, General Obligation Bonds, Series 2003, 4.750%, 2/01/19	2/12 at 100.00	Aaa	1,705,697

22,795	Total Tax Obligation/General			24,431,143

	Tax Obligation/Limited – 17.2% (11.5% of Total Investments)
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	7/09 at 102.00	AAA	2,156,580
	Program, Series 1999C, 5.625%, 7/01/29 – AMBAC Insured
625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	669,163
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA	2,142,360
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AAA	1,067,310
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	531,095
	5.000%, 1/01/23 – FGIC Insured
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA	2,167,200
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	2,620,920
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	1,111,190
	10/01/24
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AAA	1,104,630
	10/01/19 – FSA Insured

12,525	Total Tax Obligation/Limited			13,570,448

	Transportation – 1.0% (0.6% of Total Investments)
750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	AAA	775,230
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 18.3% (12.2% of Total Investments) (4)
1,525	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	1,650,797
	University System, Series 2003E, 5.000%, 11/01/15 (Pre-refunded 11/01/12) – FGIC Insured
1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/10 at 101.00	AA (4)	1,444,009
	Health Network, Series 2000A, 6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/09 at 101.00	AAA	1,331,738
	Series 1999I, 5.250%, 7/01/25 (Pre-refunded 7/01/09) – MBIA Insured
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2 (4)	716,703
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
1,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded	10/11 at 100.00	AAA	1,098,870
	10/01/11)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	AA (4)	45,237
1,500	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded 4/15/12)	4/12 at 100.00	AA (4)	1,647,225
2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	2,214,320
1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.400%, 7/01/20	7/10 at 100.00	Baa2 (4)	1,109,220
	(Pre-refunded 7/01/10)
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,084,010
	5.500%, 10/01/40 (ETM)
935	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	983,770
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,097,720
	4/01/12) – FSA Insured

13,205	Total U.S. Guaranteed			14,423,619

	Utilities – 5.6% (3.8% of Total Investments)
1,575	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue	No Opt. Call	AAA	1,690,180
	Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured
1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	1,060,570
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
395	5.500%, 1/01/14 (Alternative Minimum Tax)	7/06 at 100.00	BBB	397,725
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	7/06 at 100.00	BBB	1,291,832

4,260	Total Utilities			4,440,307

	Water and Sewer – 16.8% (11.2% of Total Investments)
2,550	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	9/06 at 102.00	AAA	2,632,926
	Company, Series 1996, 6.000%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,278,627
1,500	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	1,620,375
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
900	5.000%, 11/15/16 – MBIA Insured	11/15 at 100.00	AAA	980,802
570	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	607,671
2,260	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	2,398,222
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
1,000	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	1,069,300
1,525	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	1,603,568
1,000	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,051,180
	2003A, 5.000%, 11/15/32

12,490	Total Water and Sewer			13,242,671

$ 111,075	Total Investments (cost $114,072,812) – 149.8%			118,261,778

	Other Assets Less Liabilities – (1.3)%			(996,371)

	Preferred Shares, at Liquidation Value – (48.5)%			(38,300,000)

	Net Assets Applicable to Common Shares – 100%			$78,965,407

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $114,053,900.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$4,401,591
Depreciation	(193,713)

Net unrealized appreciation (depreciation) of investments	$4,207,878

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.